Investment securities and other investments - Summary of carrying values and fair values of the investment securities (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investment securities and other investments
Cost	¥ 11,130,199	¥ 8,372,820
Cumulative gross unrealized gains	31,206	17,610
Cumulative gross unrealized Losses	(852,415)	(1,067,079)
Foreign currency translation adjustments	242,713	225,357
Fair Value	10,551,703	7,548,708
Realized gain	113,882	5,998
Unrealized loss		6,221,463
Unrealized gain	337,052
Listed equity securities
Investment securities and other investments
Cost	9,189,534	7,561,289
Cumulative gross unrealized Losses	(852,415)	(1,067,079)
Foreign currency translation adjustments	236,486	231,556
Fair Value	8,573,605	6,725,766
Investee A
Investment securities and other investments
Cost	600,000	600,000
Cumulative gross unrealized Losses	(215,227)	(206,442)
Foreign currency translation adjustments	0
Fair Value	384,773	393,558
Investee B
Investment securities and other investments
Cost	4,729,687	6,518,202
Cumulative gross unrealized Losses	(311,250)	(648,302)
Foreign currency translation adjustments	290,853	198,536
Fair Value	4,709,290	6,068,436
XPeng
Investment securities and other investments
Cost	3,268,546
Cumulative gross unrealized Losses	(219,663)
Foreign currency translation adjustments	(43,637)
Fair Value	3,005,246
Others
Investment securities and other investments
Cost	591,301	443,087
Cumulative gross unrealized Losses	(106,275)	(212,335)
Foreign currency translation adjustments	(10,730)	33,020
Fair Value	474,296	263,772
Debt investments
Investment securities and other investments
Cost	1,940,665	811,531
Cumulative gross unrealized gains	31,206	17,610
Foreign currency translation adjustments	6,227	(6,199)
Fair Value	1,978,098	822,942
Investments in Kargobot
Investment securities and other investments
Cost	528,709
Foreign currency translation adjustments	0
Fair Value	528,709
Other debt investments under fair value option
Investment securities and other investments
Cost	1,411,956	811,531
Cumulative gross unrealized gains	31,206	17,610
Foreign currency translation adjustments	6,227	(6,199)
Fair Value	¥ 1,449,389	¥ 822,942